Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 09, 2021	Dec. 31, 2021	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Dec. 25, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the table below discloses, for the last four fiscal years: (i) the total compensation paid (as reported in the Summary Compensation Table (“SCT”)) and the compensation actually paid (“CAP”) to the individuals who served as the CEO; (ii) the average of the total compensation paid (as reported in the SCT) and the average CAP to the individuals who served as non-CEO
Named Executive Officers (“NEOs”); (iii) the cumulative total shareholder return of the Company and peer group cumulative total shareholder return; (iv) net income; and (v) net sales.

Year	Summary Compensation Table Total for Current CEO (1) ($)	Compensation Actually Paid to Current CEO (1)(4) ($)	Summary Compensation Table Total for Former CEO (2) ($)	Compensation Actually Paid to Former CEO (2)(4) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (3)(4) ($)	Value of Initial Fixed $100 Investment (5) Based On:		Net Income (in thousands) ($)	Net Sales (7) (in thousands) ($)
							Cumulative Total Shareholder Return ($)	Peer Group Cumulative Total Shareholder Return (6) ($)
2023	9,236,066	10,871,942	—	—	1,948,817	2,226,741	175	160	506,511	2,195,606
2022	6,417,072	6,011,113	—	—	1,324,147	1,237,294	134	126	460,645	2,143,521
2021	5,422,139	5,758,222	1,686,160	2,042,742	1,901,127	1,896,267	158	144	439,866	1,987,608
2020	—	—	8,992,789	8,345,564	1,576,933	1,674,459	141	116	330,456	1,650,115

(1)	Mark W. Sheahan became President and Chief Executive Officer effective June 10, 2021.

(2)	Patrick J. McHale served as President and Chief Executive Officer from June 2007 through June 9, 2021.

(3)
The
non-CEO
NEOs were as follows: David M. Lowe, Dale D. Johnson, Christian E. Rothe and Caroline M. Chambers (2023); David M. Lowe, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2022 and 2021); and Mark W. Sheahan, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2020).

(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and average CAP to the non-CEO NEOs for 2023.

Adjustments	Current CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	9,236,066	1,948,817
Adjustments for defined benefit and actuarial pension plans:
Subtract aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,425,000	127,750
Add service cost	398,000	82,250
Add prior service cost	0	0
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	5,499,872	587,440
Add fair value at year-end of awards granted during fiscal year 2023 that are outstanding and unvested at year-end	6,459,894	689,980
+/- The difference between fair value of awards from the end of fiscal year 2022 to the end of fiscal year 2023 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	1,390,782	175,534
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2023	312,072	45,350
+/- The change in fair value from the end of fiscal year 2022 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2023	0	0
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2023	0	0
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for fiscal year 2023	0	0
Compensation Actually Paid (as calculated)	10,871,942	2,226,741

(5)
Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on the last trading day of fiscal 2019 through and including the end of each fiscal year reported in the table.

(6)
The peer group used in this Pay Versus Performance table is the Dow Jones U.S. Industrial Machinery Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form
10-K.

(7)
Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our Company’s performance, is Net Sales.

Company Selected Measure Name			Net Sales
Named Executive Officers, Footnote	The
non-CEO
			NEOs were as follows: David M. Lowe, Dale D. Johnson, Christian E. Rothe and Caroline M. Chambers (2023); David M. Lowe, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2022 and 2021); and Mark W. Sheahan, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2020).
Peer Group Issuers, Footnote	The peer group used in this Pay Versus Performance table is the Dow Jones U.S. Industrial Machinery Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form
10-K.

PEO Total Compensation Amount			$ 9,236,066
PEO Actually Paid Compensation Amount			$ 10,871,942
Adjustment To PEO Compensation, Footnote
(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and average CAP to the non-CEO NEOs for 2023.

Adjustments	Current CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	9,236,066	1,948,817
Adjustments for defined benefit and actuarial pension plans:
Subtract aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,425,000	127,750
Add service cost	398,000	82,250
Add prior service cost	0	0
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	5,499,872	587,440
Add fair value at year-end of awards granted during fiscal year 2023 that are outstanding and unvested at year-end	6,459,894	689,980
+/- The difference between fair value of awards from the end of fiscal year 2022 to the end of fiscal year 2023 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	1,390,782	175,534
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2023	312,072	45,350
+/- The change in fair value from the end of fiscal year 2022 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2023	0	0
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2023	0	0
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for fiscal year 2023	0	0
Compensation Actually Paid (as calculated)	10,871,942	2,226,741

Non-PEO NEO Average Total Compensation Amount			$ 1,948,817	$ 1,324,147	$ 1,901,127	$ 1,576,933
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,226,741	1,237,294	1,896,267	1,674,459
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and average CAP to the non-CEO NEOs for 2023.

Adjustments	Current CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	9,236,066	1,948,817
Adjustments for defined benefit and actuarial pension plans:
Subtract aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,425,000	127,750
Add service cost	398,000	82,250
Add prior service cost	0	0
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	5,499,872	587,440
Add fair value at year-end of awards granted during fiscal year 2023 that are outstanding and unvested at year-end	6,459,894	689,980
+/- The difference between fair value of awards from the end of fiscal year 2022 to the end of fiscal year 2023 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	1,390,782	175,534
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2023	312,072	45,350
+/- The change in fair value from the end of fiscal year 2022 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2023	0	0
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2023	0	0
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for fiscal year 2023	0	0
Compensation Actually Paid (as calculated)	10,871,942	2,226,741

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Measures
The table below lists the most important financial performance measures used by the Company to link CAP to the Company’s NEOs to Company performance.

Most Important Financial Performance Measures
Net Sales
Incentive Earnings Per Share (“EPS”)
Divisional Net Sales
Divisional Incentive EPS
Regional Net Sales
Regional Incentive EPS

Total Shareholder Return Amount			$ 175	134	158	141
Peer Group Total Shareholder Return Amount			160	126	144	116
Net Income (Loss)			$ 506,511,000	$ 460,645,000	$ 439,866,000	$ 330,456,000
Company Selected Measure Amount			2,195,606,000	2,143,521,000	1,987,608,000	1,650,115,000
Measure:: 1
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Incentive Earnings Per Share (“EPS”)
Measure:: 3
Pay vs Performance Disclosure
Name			Divisional Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name			Divisional Incentive EPS
Measure:: 5
Pay vs Performance Disclosure
Name			Regional Net Sales
Measure:: 6
Pay vs Performance Disclosure
Name			Regional Incentive EPS
Mark W. Sheahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,236,066	$ 6,417,072	$ 5,422,139	$ 0
PEO Actually Paid Compensation Amount			$ 10,871,942	$ 6,011,113	5,758,222	0
PEO Name		Mark W. Sheahan	Mark W. Sheahan	Mark W. Sheahan
Patrick J. McHale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	1,686,160	8,992,789
PEO Actually Paid Compensation Amount			0	$ 0	$ 2,042,742	$ 8,345,564
PEO Name	Patrick J. McHale					Patrick J. McHale
PEO | Aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,425,000
PEO | Service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			398,000
PEO | Prior service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,499,872
PEO | Fair value at yearend of awards granted during fiscal year 2023 that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,459,894
PEO | The difference between fair value of awards from the end of fiscal year 2022 to the end of fiscal year 2023 for awards granted in any prior fiscal year that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,390,782
PEO | Fair value as of the vesting date for awards granted and vesting during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			312,072
PEO | The change in fair value from the end of fiscal year 2022 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			127,750
Non-PEO NEO | Service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			82,250
Non-PEO NEO | Prior service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			587,440
Non-PEO NEO | Fair value at yearend of awards granted during fiscal year 2023 that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			689,980
Non-PEO NEO | The difference between fair value of awards from the end of fiscal year 2022 to the end of fiscal year 2023 for awards granted in any prior fiscal year that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			175,534
Non-PEO NEO | Fair value as of the vesting date for awards granted and vesting during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			45,350
Non-PEO NEO | The change in fair value from the end of fiscal year 2022 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0